Financial result - Financial result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial result
Interest on financial investments	R$ 514,460	R$ 518,607	R$ 388,675
Interest from customers	173,184	127,562	128,052
Update of subscription warrants (see Note 19)	31,657	0	5,099
Selic interest on PIS/COFINS credits	57,839	132,257	35,268
Update of provisions and other income	103,934	102,458	149,595
Finance income	881,074	880,884	706,689
Interest on loans	(1,235,748)	(1,482,183)	(1,465,259)
Interest on leases payable	(133,767)	(143,005)	(128,069)
Update of subscription warrants (see Note 19)	0	(45,084)	0
Bank charges, financial transactions tax, and other taxes	(151,518)	(156,481)	(119,828)
Foreign exchange variations, net of gain (loss) on derivative financial instruments	(280,861)	38,161	(458,032)
Update of provisions, net, and other expenses	(11,114)	(91,422)	(4,709)
Finance expenses	(1,813,008)	(1,880,014)	(2,175,897)
Financial result, net	R$ (931,934)	R$ (999,130)	R$ (1,469,208)